Goodwill and other intangible assets (Parenthetical) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) in intangible assets and goodwill	£ (676)
Intangible assets and goodwill	6,343
Exchange adjustments	707
Software
Disclosure of detailed information about intangible assets [line items]
Additions	173
Amortisation, intangible assets other than goodwill	£ 138